Retirement Plans (Schedule of Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation	$ 533.6	$ 499.9
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	394.7	377.6
Fair value of plan assets	$ 321.6	$ 316.2